Acquisitions and Divestitures - Summary of Fair Value of Identifiable Net Assets at Acquisition Date, MD Financial Management (Detail) - MD Financial Management [member] $ in Millions	Oct. 03, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Total identifiable net assets at fair value	$ 97
Deferred tax liability	(501)
Goodwill arising on acquisition	1,154
Purchase consideration transferred	2,700
Finite life intangible assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition	70
Indefinite life intangible assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition	$ 1,880